Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Term deposit liabilities	$ 689,088	$ 643,522
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	619,000	586,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	183,636	182,373
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	94,976	69,868
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	153,786	151,079
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	77,999	76,232
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	58,863	49,965
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	43,241	36,774
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	28,565	36,506
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 48,022	$ 40,725